Share Information for the ESOP (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	148,295	124,660
Shares released for allocation during the year	23,635	23,635
Shares distributed due to retirement/diversification	(3,207)	(14,748)
Unearned shares	165,446	189,082
Total ESOP shares	334,169	148,295
Fair value of unearned shares at December 31	$ 1,329,000	$ 1,184,000